BONDS PAYABLE/CONVERTIBLE BONDS PAYABLE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands													1 Months Ended		12 Months Ended
	Jan. 29, 2016 USD ($)	Jan. 29, 2016 CNY (¥)	Dec. 30, 2015 USD ($) tranche item $ / shares	Dec. 30, 2015 CNY (¥) item	Jun. 10, 2015 USD ($)	Jun. 10, 2015 CNY (¥)	Aug. 13, 2014 $ / shares shares	Aug. 13, 2014 ¥ / shares shares	Jun. 11, 2014 USD ($)	Jun. 11, 2014 CNY (¥)	Jun. 10, 2014 USD ($)	Jun. 10, 2014 CNY (¥)	Aug. 31, 2014 USD ($) $ / shares shares	Aug. 31, 2014 CNY (¥) shares	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥) shares	Dec. 30, 2015 CNY (¥) tranche	Jun. 11, 2014 CNY (¥)	Jun. 10, 2014 CNY (¥)	Dec. 11, 2012 USD ($)	Dec. 11, 2012 CNY (¥)
BONDS PAYABLE/CONVERTIBLE BONDS PAYABLE
Amount repaid																¥ 14,330	¥ 4,081
Issuance of ordinary shares in exchange of bonds payable																	¥ 205,536
Proceeds from convertible bonds															¥ 327,580	648,950
Due to a related party																67,604
Gain or loss on change in fair value of derivative liability															0
STT GDC Pte. Ltd.
BONDS PAYABLE/CONVERTIBLE BONDS PAYABLE
Due to a related party																¥ 67,604
Series C
BONDS PAYABLE/CONVERTIBLE BONDS PAYABLE
Shares issued | shares							238,526,241	238,526,241					238,526,241	238,526,241			238,526,241
Issuance price per share | (per share)							$ 1.0365	¥ 6.3779					$ 1.036522
Bonds due 2014
BONDS PAYABLE/CONVERTIBLE BONDS PAYABLE
Principal amount																					$ 10,509	¥ 66,125
Interest per annum (as a percent)																					10.00%	10.00%
Outstanding loan amount											$ 10,509									¥ 64,541
Amount repaid									$ 9,845	¥ 60,460	$ 664	¥ 4,081
Unpaid interest payable paid by Bonds due to 2015										¥ 10,360
Bonds due 2015
BONDS PAYABLE/CONVERTIBLE BONDS PAYABLE
Principal amount									$ 30,203										¥ 185,770
Interest per annum (as a percent)									10.00%										10.00%
Amount repaid					$ 2,343	¥ 14,330
Bond denomination | $									$ 10
Price used to determine the number of ordinary shares issued in exchange for the bonds, percentage of the QIPO price									70.00%	70.00%
Price used to determine the number of ordinary shares issued in exchange for the bonds, percentage of the issuance price of the private placement									70.00%	70.00%
Total interest expense related to the debt discount														¥ 34,105			¥ 34,105
Debt not converted to ordinary shares													$ 2,343	¥ 14,330
Bonds due 2015 | Series C
BONDS PAYABLE/CONVERTIBLE BONDS PAYABLE
Price used to determine the number of ordinary shares issued in exchange for the bonds, percentage of the issuance price of the private placement													70.00%	70.00%
Issuance of ordinary shares in exchange of bonds payable													$ 27,860	¥ 171,431
Number of shares issued for converted debt | shares													38,397,655	38,397,655
Basis of issuance of shares for debt conversion (in dollar per share) | $ / shares													$ 0.72557
Bonds due 2015 | Put Option
BONDS PAYABLE/CONVERTIBLE BONDS PAYABLE
Fair value of the embedded put option									$ 5,547										¥ 34,105
Convertible Bonds Due 2019
BONDS PAYABLE/CONVERTIBLE BONDS PAYABLE
Principal amount | $			$ 250,000
Number of tranches | tranche			4															4
Interest per annum (as a percent)			10.00%															10.00%
Basis of issuance of shares for debt conversion (in dollar per share) | $ / shares			$ 1.675262
Number Of Investor | item			2	2
Proceeds from convertible bonds	$ 50,000	¥ 324,475	$ 100,000	¥ 648,950
Unsubscribed bonds			$ 100,000															¥ 648,950
Maximum principal amount convertible to ordinary shares			100.00%															100.00%
Denominations for conversion of debt | $			$ 10,000
Minimum percentage of stock price to trigger mandatory conversion			125.00%	125.00%
Premium over conversion price to trigger mandatory conversion			25.00%															25.00%
Convertible Bonds Due 2019 | Accrued expenses and other payables | STT GDC Pte. Ltd.
BONDS PAYABLE/CONVERTIBLE BONDS PAYABLE
Accrued interests															1,118
Due to a related party															1,090
Convertible Bonds Due 2019 | Other long-term liabilities | STT GDC Pte. Ltd.
BONDS PAYABLE/CONVERTIBLE BONDS PAYABLE
Accrued interests															73,681
Due to a related party															¥ 23,403
Convertible Bonds Due 2019 | Minimum
BONDS PAYABLE/CONVERTIBLE BONDS PAYABLE
Trading days of stock price to trigger mandatory conversion			10 days	10 days
A Subsidiary | Convertible Bonds Due 2019
BONDS PAYABLE/CONVERTIBLE BONDS PAYABLE
Equity interest in a subsidiary pledged (as a percent)															100.00%	100.00%